Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (111,581)	$ (63,040)	$ (85,534)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	70,519	72,572	77,308
(Gain) loss on disposal of assets	(33)	147	291
(Gain) loss on fair value remeasurement of contingent consideration	0	(1,024)	2,919
Stock-based compensation	148,542	54,475	35,318
Change in fair value of derivative warrant liabilities	0	0	534
Non-cash consideration, net	(2,461)	(2,283)	(684)
Non-cash interest expense, net	1,482		258
Non-cash lease expense	4,916	4,604	3,929
Loss on lease abandonment and impairment	195
Amortization of contract costs	1,426	1,280	1,009
Deferred income taxes	(7,068)	(2,724)	(444)
Allowance for expected credit losses	1,908	1,630	2,518
Gain from equity method investment	(3,657)	(3,727)	(3,106)
Loss on abandonment of assets	0	0	11,226
(Gain) loss on foreign currency remeasurement	(33,296)	9,238	(5,571)
Changes in operating assets and liabilities
Effect of business combinations	(4,399)
Accounts receivable	(44,296)	(15,860)	(32,489)
Contract assets	(26,726)	8,170	1,610
Prepaid expenses	(30,923)	(101)	(8,643)
Other current assets	(5,998)	(754)	1,156
Other assets	(1,475)	(1,014)	(1,495)
Accounts payable	75,585	(20,718)	22,065
Accrued expenses	31,345	22,841	(3,513)
Deferred revenue	23,711	27,603	906
Other current liabilities	2,021	(4,727)	(1,936)
Operating lease liabilities	(3,342)	(4,727)	(3,672)
Other liabilities			916
Net cash provided by operating activities	86,395	81,861	14,876
Cash flows from investing activities:
Purchases of property and equipment	(21,851)	(12,293)	(3,569)
Capitalization of internally developed software costs	(56,967)	(51,963)	(44,158)
Distributions from equity method investments	2,787	1,561	1,555
Purchases of intangible assets	(2,076)		(1,416)
Acquisition of business, net of cash acquired	(14,841)
Proceeds from disposal of assets	40	10	18
Net cash used in investing activities	(92,908)	(62,685)	(47,570)
Cash flows from financing activities:
Proceeds from issuance of common shares, net of equity issuance costs	144,000
Repayment of loans and mortgage	(21)	(22)	(21)
Proceeds from exercise of Public Warrants			6,812
Repayment of promissory notes		(7,575)	(7,387)
Net cash provided by (used in) financing activities	143,979	(7,597)	(596)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,854	(2,133)	63
Net increase (decrease) in cash, cash equivalents and restricted cash	145,320	9,446	(33,227)
Cash, cash equivalents and restricted cash at beginning of period	135,239	125,793	159,020
Cash, cash equivalents and restricted cash at end of period	280,559	135,239	125,793
Supplemental disclosure of cash activities:
Cash paid during the period for interest	3,967	1,224	8
Cash paid during the period for income taxes	$ 4,606	$ 2,478	4,490
Supplemental disclosure of noncash investing and financing activities:
Acquisition of common shares by subsidiary in connection with warrant redemptions			17,653
Issuance of common stock in connection with business combinations			$ 10,157